Short-term investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents
Fair value of short-term investment	¥ 41,845	$ 6,067	¥ 52,877	¥ (35,527)
Structured Notes [Member]
Cash and cash equivalents
Other income	3,411	495	2,992	4,255
Fair value of short-term investment	¥ (47,487)	$ 7,057	¥ (52,877)	¥ 35,527